Convertible Preferred Stock and Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			11 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Feb. 06, 2024
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Gross proceeds (in Dollars)				$ 2,931
Common stock, shares authorized				545,000,000		65,000,000
Common stock, shares issued				37,440,510		3,197,975
Common stock, shares outstanding				37,440,510		3,197,975
Pre-Funded Warrants [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Number of shares issued	680,000	5,522,207
Purchase price per share (in Dollars per share)		$ 9.7
Warrants outstanding		5,522,207		6,202,207
Purchase price per share (in Dollars per share)	$ 22.999
Expiration date
Warrants exercised
Employee Warrants [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Warrants outstanding				3,054,358
Exercise price per warrant (in Dollars per share)				$ 7.8
Employee warrants issued				3,054,358
Vesting period				4 years
Warrants exercised
Paruka Warrant [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Exercise price per warrant (in Dollars per share)				$ 19.39
Warrant purchase				596,930
Term of warrant				10 years
Common Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Warrants exercisable	680,000	5,522,207
Common stock, shares authorized				545,000,000
Common stock, shares issued				37,440,510
Common stock, shares outstanding				37,440,510
Common Stock [Member] | Pre-Funded Warrants [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Exercise price per warrant (in Dollars per share)	$ 0.001	$ 0.01
Restricted Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)				$ 0.0001
Common stock, shares issued				2,207,553
Common stock, shares outstanding				2,207,553
Series A Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)	$ 23,000
Converted shares					2,439,000
Preferred stock, shares outstanding
Converted shares of common stock					1,000
Series A Preferred Stock [Member] | Fairmount [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Gross proceeds (in Dollars)			$ 3,000
Series B Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Converted shares		137,138
Conversion ratio				83.3332:1
Pre-Merger Oruka [Member] | Common Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Number of shares issued				39,873,706
Pre-Merger Oruka [Member] | Series A Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Issuance costs (in Dollars)			$ 100
Pre-Merger Oruka [Member] | Series A Preferred Stock [Member] | Fairmount [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Number of shares issued			20,000,000
Purchase price per share (in Dollars per share)			$ 0.15
PIPE Financing [Member] | Series A Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Number of shares issued	2,439
Converted shares					2,439